Organization - Additional Information (Detail)								1 Months Ended	12 Months Ended
	Feb. 24, 2022 ft² StorageFacility RealEstateVenture StorageUnit State	Oct. 19, 2021 $ / shares	Oct. 07, 2021 USD ($)	Mar. 17, 2021 USD ($) ft² State RealEstateVenture StorageFacility StorageUnit shares	Nov. 10, 2020 ft² StorageFacility State	Jan. 31, 2017 USD ($) shares	Aug. 02, 2013 USD ($)	Jan. 31, 2014 USD ($)	Dec. 31, 2021 USD ($) ft² StorageFacility State StorageUnit RealEstateVenture Property shares	Dec. 31, 2020 USD ($) shares	Oct. 26, 2020 USD ($)	Oct. 29, 2019 USD ($)	Nov. 30, 2016 shares
Organization And Nature Of Operations [Line Items]
Date of formation of company									Jan. 08, 2013
Number of states located for self storage facilities | State									18
Number of self storage units | StorageFacility									139
Number of unconsolidated real estate ventures | RealEstateVenture									6
Number of operating self storage facilities | StorageFacility									5
Number of parcels of land being developed into self storage facilities | StorageFacility									1
Shares issuable pursuant to distribution reinvestment plan								$ 95,000,000.0
Maximum purchase commitment amount												$ 200,000,000
Initial closing amount									$ 150,000,000	$ 150,000,000		$ 150,000,000
Second and final closing amount									$ 50,000,000		$ 50,000,000
Advisor, SS Toronto REIT Advisors, Inc., and SS Growth Advisor, LLC.
Organization And Nature Of Operations [Line Items]
Percentage of limited partnership interests									89.20%
SAM and Affiliates
Organization And Nature Of Operations [Line Items]
Percentage of limited partnership interests owned by noncontrolling owners									10.80%
Strategic Storage Operating Partnership II, L.P.
Organization And Nature Of Operations [Line Items]
Date of formation of company									Jan. 09, 2013
Advisor purchased a limited partnership interest in Operating Partnership							$ 200,000
Initial capital contribution							$ 1,000
Distribution Reinvestment Plan
Organization And Nature Of Operations [Line Items]
Common Stock, shares authorize | shares													100,900,000
Description for termination of offering									The DRP Offering may be terminated at any time upon 10 days’ prior written notice to stockholders.
Primary Offering
Organization And Nature Of Operations [Line Items]
Initial public offering commenced period description									commenced our initial public offering in January 2014
Maximum | Primary Offering
Organization And Nature Of Operations [Line Items]
Common stock, value authorize								$ 1,000,000,000.0
Key Bank
Organization And Nature Of Operations [Line Items]
Outstanding balance on credit facility				$ 500,000,000
Proceeds from line of credit				451,000,000
Credit facility, aggregate commitment									$ 250,000,000
Credit Facility Revolver
Organization And Nature Of Operations [Line Items]
Credit facility, increased commitment			$ 200,000,000
Credit facility, aggregate commitment			450,000,000						450,000,000
Credit Facility Revolver | Key Bank
Organization And Nature Of Operations [Line Items]
Outstanding balance on credit facility				250,000,000
Credit facility, aggregate commitment			700,000,000
Credit Facility Revolver | Key Bank | Minimum
Organization And Nature Of Operations [Line Items]
Credit facility, increased commitment			200,000,000
Credit Facility Revolver | Key Bank | Maximum
Organization And Nature Of Operations [Line Items]
Credit facility, increased commitment			$ 450,000,000
Credit Facility Term Loan
Organization And Nature Of Operations [Line Items]
Outstanding balance on credit facility				250,000,000
Credit facility, aggregate commitment									$ 250,000,000
Credit Facility Term Loan | Key Bank
Organization And Nature Of Operations [Line Items]
Outstanding balance on credit facility				$ 250,000,000
Class A Common stock
Organization And Nature Of Operations [Line Items]
Common Stock, shares authorize | shares									350,000,000	350,000,000
Estimated value per common share | $ / shares		$ 15.08
Class A Common stock | Distribution Reinvestment Plan
Organization And Nature Of Operations [Line Items]
Selling price per share | $ / shares		15.08
Class A Common stock | Common Stock
Organization And Nature Of Operations [Line Items]
Issuance of common stock in connection with SST IV Merger (in shares) | shares									23,137,540
Class A Common stock | Common Stock | Distribution Reinvestment Plan
Organization And Nature Of Operations [Line Items]
Gross proceeds from issuance of common stock									$ 73,000,000
Number of common stock issued | shares									6,900,000
Class A Common stock | Common Stock | Primary Offering
Organization And Nature Of Operations [Line Items]
Number of shares issued in offering | shares						48,000,000
Gross proceeds from issuance of common stock						$ 493,000,000
Class T Common stock
Organization And Nature Of Operations [Line Items]
Common Stock, shares authorize | shares									350,000,000	350,000,000
Estimated value per common share | $ / shares		15.08
Class T Common stock | Distribution Reinvestment Plan
Organization And Nature Of Operations [Line Items]
Selling price per share | $ / shares		$ 15.08
Class T Common stock | Common Stock | Distribution Reinvestment Plan
Organization And Nature Of Operations [Line Items]
Gross proceeds from issuance of common stock									$ 10,600,000
Number of common stock issued | shares									1,000,000.0
Class T Common stock | Common Stock | Primary Offering
Organization And Nature Of Operations [Line Items]
Number of shares issued in offering | shares						7,000,000
Gross proceeds from issuance of common stock						$ 73,000,000.0
SSGT II Merger Agreement
Organization And Nature Of Operations [Line Items]
Number of self storage facilities | StorageFacility	10
Number of states located for self storage facilities | State	7
Number of self storage units | StorageUnit	7,740
Net rentable area, primarily self storage space | ft²	853,900
Percentage of membership interest	50.00%
SSGT II Merger Agreement | Canada
Organization And Nature Of Operations [Line Items]
Number of unconsolidated real estate ventures | RealEstateVenture	3
SST IV Merger Agreement
Organization And Nature Of Operations [Line Items]
Number of self storage facilities | StorageFacility				24
Number of states located for self storage facilities | State				9
Number of self storage units | StorageUnit				18,000
Net rentable area, primarily self storage space | ft²				2,000,000.0
Percentage of membership interest				50.00%
SST IV Merger Agreement | SST IV Common Stock
Organization And Nature Of Operations [Line Items]
Number of shares exchanged in connection with merger | shares				10,600,000
SST IV Merger Agreement | Class A Common stock
Organization And Nature Of Operations [Line Items]
Issuance of common stock in connection with SST IV Merger (in shares) | shares				23,100,000
SST IV Merger Agreement | Canada
Organization And Nature Of Operations [Line Items]
Number of self storage facilities | ft²					24
Number of states located for self storage facilities | State				9	9
Number of unconsolidated real estate ventures | RealEstateVenture				6
Number of operating self storage facilities | StorageFacility				3	3
Number of parcels of land being developed into self storage facilities | StorageFacility				3	3
Managed REITS
Organization And Nature Of Operations [Line Items]
Number of properties owned by Managed REITs which is operated by the company | Property									17
Number of self storage units | StorageUnit									12,000
Net rentable area, primarily self storage space | ft²									1,300,000
SmartStop Asset Management
Organization And Nature Of Operations [Line Items]
Percentage of non-voting equity owned									15.00%
SmartStop Asset Management | Investments in Majority-owned Subsidiaries
Organization And Nature Of Operations [Line Items]
Percentage of non-voting equity owned									15.00%
SmartCentres | SST IV Merger Agreement
Organization And Nature Of Operations [Line Items]
Percentage of membership interest									50.00%